Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Advances from the FHLB summarized by year of maturity and weighted average interest rate
Advances from the FHLB are summarized by year of maturity and weighted average interest rate at December 31, 2017 below.

	Amount	Weighted Rate
2018	$23,680,000	1.22%
2019	20,500,000	1.39%
2020	7,500,000	1.58%
Total	$51,680,000	1.34%

Callable FHLB advances